UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Septmeber 30, 2011

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 12/31/2009
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:  $174,136,000.00


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------



Apple Inc Com              	Com	37833100	619	1622	SOLE
At&T Inc Com               	Com	00206R102   	282	9885	SOLE
Blackrock Fds In	 		91929109	3665	129227	SOLE
Blackrock Nation    			09253C744   	129	12381	SOLE
Brandywine Fd In	     		10532D107   	266	12451	SOLE
Buffalo USA Glob	 		            	4852	218047	SOLE
Chevron Corp Com           	Com	166764100	227	2447	SOLE
Conocophillips C	   	Com	20825C104   	244	3849	SOLE
Dpl Inc Com Was 	 	Com	233293109	216	7158	SOLE
Exxon Mobil Corp	 	Com	30231G102   	569	7831	SOLE
Fidelity Cap & I	 		316062108	179	21160	SOLE
Fmi Common Stock	     		30249V109   	3428	151498	SOLE
Franklin Custodi			353496607	70	10047	OTHER
Franklin Custodi	 		353496300	114	57681	OTHER
Franklin Federal 			            	146	11991	SOLE
Franklin Russell 	 		            	373	6654	OTHER
Franklin Russell 	 		            	379	36796	OTHER
Fulton Financial 	  		360271100	108	14062	SOLE
General Electric 	   	Com	369604103	246	16147	SOLE
Hartford Eq Inc  			416648558	8414	1002836	SOLE
Hartford Global  			41664M581   	9092	907389	SOLE
Inland American  			            	80	10000	SOLE
Intl Business Ma		Com	459200101	298	1705	SOLE
INVESCO Van Kamp 			            	1878	137750	SOLE
Ishares Barclay 	 		464287226	22223	201822	SOLE
Ishares Barclays 	 		            	11633	101778	SOLE
iShares Floating 	 		            	352	7144	SOLE
Ishares Msci Eaf 			464287465	2448	51228	SOLE
Ishares Msci Eme	 		464287234	2204	62788	SOLE
Ishares S&P 500 	 		464287309	5773	94261	SOLE
Ishares S&P 500 			464287408	2113	40964	SOLE
Ishares S&P Mdcp  			464287705	5823	88207	SOLE
Ishares S&P Midc			464287606	9977	111051	SOLE
Ishares S&P Smal	 		464287887	10715	166227	SOLE
Ishares S&P Smal	 		464287879	3839	64855	SOLE
Ishares Tr Barcl	  		464288638	1064	9964	SOLE
Johnson & Johnso	      	Com	478160104	563	8847	SOLE
Pimco Total Retu	   		693391674	11613	1076272	SOLE
Priceline.Com  I	    	Com	741503403	459	1021	SOLE
Putnam Tax Exemp			746870104	120	13941	SOLE
Rf Micro Devices	  	Com	749941100	71	11244	SOLE
Royce Fd Low Pri        		780905808	252	17446	SOLE
Scout Fds Intl F	       		904199403	3959	148504	SOLE
Stratton Fds Inc	 		863137105	5744	131033	SOLE
Templeton Global 	 		880208103	8323	655850	SOLE
Templeton Global 			880208103	12033	948225	SOLE
Vanguard Fixed I	 		922031406	338	31740	SOLE
Vanguard Inflati	 		            	262	18764	SOLE
Vanguard Tax Exe	 		922907209	439	31729	SOLE
Vanguard Tax Exe			922907704	1742	156540	SOLE
Vanguard Total B	 		921937108	168	15215	SOLE
Verizon Communic	 		92343V104   	293	7966	SOLE
Western Asset Fd	 		957663602	13722	1244103	SOLE








REPORT SUMMARY                53   	DATA RECORDS	174136